                       Supplement dated December 20, 2000
                         to the Prospectus for Class A,
                           Class B and Class C Shares
                      dated July 31, 2000 of Flag Investors
                           Emerging Growth Fund, Inc.


         The following "Average Annual Total Return" table and footnotes replace the table and footnotes on page 2 of the prospectus:

Average Annual Total Return (for periods ended December 31, 1999)

                                                                   Russell 2000
                        Class A Shares(1)         S&P 500(2)         Growth(2)
                        -----------------         ----------       -----------
Past One Year                41.04%                21.04%            43.09%
Past Five Years              24.13%                28.56%            18.99%
Past Ten Years               12.66%                18.21%            13.51%


                                                                  Russell 2000
                        Class B Shares(1)         S&P 500(2)        Growth(2)
                        -----------------         ----------       -----------
Past One Year                40.68%                21.04%            43.09%
Since Inception              18.95%                27.15%(3)         14.91%(3)
                           (6/20/96)


(1) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the current maximum sales charges, which increased on January 18, 2000.

(2) The Standard & Poor's 500 Composite Index is an unmanaged index that is a widely recognized benchmark of general market performance. The Russell 2000 Index is an unmanaged index that is a widely recognized benchmark of small company stock performance. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Each index is a passive measure of equity market returns. Neither index factors in the costs of buying, selling and holding securities - costs which are reflected in the Fund's results. The Advisors are changing the Fund's primary benchmark from the S&P 500 to the Russell 2000 Growth Index because they believe the Russell 2000 Growth Index's performance is a better comparison for the Fund than the S&P 500 since it tracks those companies which are more characteristic of the investments made by the Fund.

(3)  For the period from 6/30/96 through 12/31/99.

                                                                          SUPPEG

                    Supplement dated December 20, 2000 to the
                       Prospectus for Institutional Shares
                      dated July 31, 2000 of Flag Investors
                           Emerging Growth Fund, Inc.


         The following "Average Annual Total Return" table and footnotes replace the table and footnotes on page 1 of the prospectus:

Average Annual Total Return (for periods ended December 31, 1999)

                                                                   Russell 2000
                    Institutional Shares(1)      S&P 500(2)          Growth(2)
                    -----------------------      ----------        ------------
Past One Year               49.65%                21.04%              43.09%
Since Inception             22.27%                27.07%(3)           17.28%(3)
                          (11/2/95)

(1) These figures assume the reinvestment of dividends and capital gain distributions.

(2) The Standard & Poor's 500 Composite Index is an unmanaged index that is a widely recognized benchmark of general market performance. The Russell 2000 Index is an unmanaged index that is a widely recognized benchmark of small company stock performance. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Each index is a passive measure of equity market returns. Neither index factors in the costs of buying, selling and holding securities - costs which are reflected in the Fund's results. The Advisors are changing the Fund's primary benchmark from the S&P 500 to the Russell 2000 Growth Index because they believe the Russell 2000 Growth Index's performance is a better comparison for the Fund than the S&P 500 since it tracks those companies which are more characteristic of the investments made by the Fund.

(3)  For the period from 10/31/95 through 12/31/99.







                                                                      SUPPINSTEG